PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

September 15, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Frank Buda

Re:	BNY Mellon Absolute Insight Funds, Inc.
(Registration Nos: 333-202460 and 811-23036)

Ladies and Gentlemen:

On behalf of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 10 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to register a new series of the Registrant: BNY Mellon Insight Core Plus Fund (the "Fund").

To pursue its investment goal, the Fund will normally invest in a diversified portfolio of fixed-income securities of U.S. and foreign issuers. The fixed-income securities in which the Fund may invest include: (i) securities issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises (U.S. government securities); (ii) corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock and corporate commercial paper; (iii) mortgage-related securities; (iv) asset-backed securities; (v) inflation indexed bonds issued by governments or corporations; (vi) structured notes (i.e., specially designed debt instruments whose return is determined by reference to an index or security); (vii) loan participations and assignments; (viii) delayed funding loans and revolving credit facilities; (ix) bank certificates of deposit, fixed time deposits and bankers' acceptances; (x) repurchase agreements and reverse repurchase agreements; (xi) debt securities issued by states or local governments or their agencies, authorities or other government sponsored enterprises (municipal securities); (xii) obligations of foreign governments or their subdivisions, agencies or government sponsored enterprises; and (xiii) obligations of international agencies or supranational entities.

The Amendment includes a Prospectus for the Fund's Class A, C, I and Y shares. The Statement of Additional Information ("SAI") included in the Amendment is marked to reflect changes from the SAI for the Registrant filed pursuant to Rule 497 under the Securities Act on August 28, 2017.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including Articles Supplementary, a Management Agreement, a Sub-Advisory Agreement, Rule 18f-3 and Rule 12b-1 plans and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.

Please telephone the undersigned at 212.969.3371 if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:      David Stephens